FORWARD FUNDS

Supplement dated November 20, 2015

to the

Forward Growth & Income Allocation Fund Investor Class and Institutional Class Summary

Prospectus, Forward Growth & Income Allocation Fund Class A and Class C Summary

Prospectus, Forward Growth Allocation Fund Investor Class and Institutional Class Summary

Prospectus, Forward Growth Allocation Fund Class A and Class C Summary Prospectus,

Forward Multi-Strategy Fund Investor Class and Institutional Class Summary Prospectus and

Forward Multi-Strategy Fund Class A and Class C Summary Prospectus, Forward Funds

Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C and

Advisor Class Prospectus, and Forward Funds Class Z Prospectus

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING REORGANIZATION OF THE

FORWARD GROWTH & INCOME ALLOCATION AND FORWARD MULTI-STRATEGY FUNDS

WITH AND INTO THE FORWARD GROWTH ALLOCATION FUND

The following information applies to the Forward Growth & Income Allocation Fund only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 22-23, 2015, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved, on behalf of the Forward Growth & Income Allocation Fund, effective on or about January 22, 2016, a change in the non-fundamental investment objective of the Fund. Currently, the non-fundamental investment objective of the Forward Growth & Income Allocation Fund is to seek moderate potential capital appreciation. In anticipation of the Reorganization (as described below), the Board of Trustees approved changing the non-fundamental investment objective of the Forward Growth & Income Allocation Fund to that of the Forward Growth Allocation Fund. Accordingly, effective on or about January 22, 2016, the non-fundamental investment objective of the Forward Growth & Income Allocation Fund shall be revised to read as follows:

The Fund seeks high potential capital appreciation.

The following information applies to the Forward Growth Allocation Fund only:

Also at the September 22-23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved, on behalf of the Forward Growth Allocation Fund, effective on or about January 22, 2016: (i) changes to the principal investment strategies of the Fund; (ii) changes to the principal risks of the Fund; (iii) changes to the benchmark indices of the Fund; (iv) the introduction of expense limits for the Fund; and (v) the Fund’s ability to invest in an additional related investment company managed by subsidiaries of Salient Partners, L.P. (“Salient”). Accordingly, effective on or about January 22, 2016, the following changes shall be reflected in the Forward Growth Allocation Fund’s registration statement:

Changes to Principal Investment Strategies

The Forward Growth Allocation Fund’s principal investment strategies will be revised to read as follows:

The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Underlying Funds”). The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors. Forward Management utilizes a top-down approach to portfolio construction by allocating the Fund’s assets to those strategies and asset classes that strongly exhibit characteristics of valuation, total return and/or diversification. Under normal conditions, the Fund will invest in a core allocation of alternative asset classes focusing on risk parity, advanced diversification and volatility targeting strategies. In addition to these core alternative holdings, Forward Management will tactically modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. The strategies and asset classes in which the Fund may invest are generally limited to the strategies and asset classes of the Underlying Funds. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Changes to Principal Risks

Pursuant to the Forward Growth Allocation Fund’s revised principal investment strategies, the Fund will be subject to the following additional principal risks by virtue of its investment in the Underlying Funds:

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Momentum Style: Investing in or having exposure to securities that exhibit momentum may be more volatile than a broad cross-section of securities. In addition, during periods when the momentum style of investing is out of favor, the Fund’s investment performance may suffer to the extent it is using a momentum strategy.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Corresponding changes will also be made to the table identifying the principal and non-principal risks of the Forward Growth Allocation Fund. In addition, pursuant to the Forward Growth Allocation Fund’s revised principal investment strategies, “Repurchase Agreements” risk will remain a principal risk of the Fund by virtue of its investment in the Underlying Funds.

Changes to Benchmark Indices

The Growth Allocation Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index) will replace the Growth Allocation Blended Index (20% Barclays Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index) because the new blended index more closely aligns to the Fund’s investment strategies. Accordingly, the following information shall be incorporated into the “Performance Information” sections of the registration statement:

	1 Year	5 Years	10 Years	Since Inception
Forward Growth Allocation Fund – Institutional Class and Investor Class (Inception: 12/27/00)
MSCI World Index	5.50%	10.81%	6.61%	4.95%
Growth Allocation Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index)	3.57%	7.68%	5.67%	5.42%
Barclays Global Aggregate Bond Index	0.59%	2.65%	3.60%	5.36%

	1 Year	5 Years	10 Years	Since Inception
Forward Growth Allocation Fund – Class C (Inception: 12/30/02)
MSCI World Index	5.50%	10.81%	6.61%	9.38%
Growth Allocation Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index)	3.57%	7.68%	5.67%	7.78%
Barclays Global Aggregate Bond Index	0.59%	2.65%	3.60%	4.78%

	1 Year	5 Years	10 Years	Since Inception
Forward Growth Allocation Fund – Class A (Inception: 9/29/03)
MSCI World Index	5.50%	10.81%	6.61%	8.40%
Growth Allocation Blended Index (60% MSCI World Index/40% Barclays Global Aggregate Bond Index)	3.57%	7.68%	5.67%	7.05%
Barclays Global Aggregate Bond Index	0.59%	2.65%	3.60%	4.43%

Corresponding changes will also be made to the sections of the registration statement describing the benchmarks used by the Forward Funds.

Introduction of Expense Limits

Forward Management, LLC (“Forward Management”) has agreed to limit the Forward Growth Allocation Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.82%, 0.32%, 0.67% and 1.32%, respectively, effective through April 30, 2017. Accordingly, the following information shall be incorporated into the Forward Growth Allocation Fund’s “Fund Summary” sections of the registration statement:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.51%	0.26%
Acquired Fund Fees and Expenses(1)	1.12%	1.12%
Total Annual Fund Operating Expenses	1.98%	1.48%
Fee Waiver and/or Expense Reimbursement(2)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%	1.38%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. The Fund’s investment advisor is also contractually obligated to reimburse other expenses until April 30, 2017, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.82% and 0.32%, respectively. These expense limitation arrangements may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$191	$140
3 Years	$612	$458
5 Years	$1,058	$798
10 Years	$2,295	$1,758

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses(1)	0.26%	0.51%
Acquired Fund Fees and Expenses(1)	1.12%	1.12%
Total Annual Fund Operating Expenses	1.83%	2.48%
Fee Waiver and/or Expense Reimbursement(2)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.73%	2.38%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. The Fund’s investment advisor is also contractually obligated to reimburse other expenses until April 30, 2017, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.67% and 1.32%, respectively. These expense limitation arrangements may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$741	$341
3 Years	$1,108	$763
5 Years	$1,499	$1,311
10 Years	$2,589	$2,804

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$741	$241
3 Years	$1,108	$763
5 Years	$1,499	$1,311
10 Years	$2,589	$2,804

Corresponding changes will also be made to the table identifying the expense limits of the Forward Funds in the Trust’s Statement of Additional Information.

Changes to Information about the Salient Funds

The following information shall be added to the “Important Information about the Salient Funds” section of the prospectuses:

Salient Fund	Expense Ratio
Salient Risk Parity Fund (Class I)	1.35%

Salient Risk Parity Fund: The Salient Risk Parity Fund seeks long term capital appreciation. The Fund invests primarily in futures contracts and other financially-linked derivatives and instruments whose performance is expected to correspond to global equity markets, global interest rates markets as reflected in the government bond markets of developed countries, global credit markets and global commodities markets. The Fund will also hold a large portion of its assets either directly or indirectly (through the Risk Parity Subsidiary, as discussed in the Fund’s prospectus) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets; then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weighting of each security. In addition to the assets in the markets noted above, the Advisor attempts to capitalize on momentum (the continuation of recent price trends) by utilizing a trend- following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining. By attempting to allocate its portfolio with balanced risk weightings, or “risk parity,” the Advisor believes that the Fund can provide investors access to a potentially more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or to assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Salient Advisors serves as Advisor to the Salient Risk Parity Fund.

The following information applies to the Forward Growth & Income Allocation Fund, Forward Multi-Strategy Fund and Forward Growth Allocation Builder Fund (each a “Fund” and collectively, the “Funds”):

Reorganization of Forward Growth & Income Allocation and Forward Multi-Strategy Funds with and into Forward Growth Allocation Fund

Also at the September 22-23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund, each a series of the Trust, with and into the Forward Growth Allocation Fund, another series of the Trust (the “Reorganization”). The Reorganization does not require shareholder approval.

Effective as of the close of business on December 23, 2015, in anticipation of the Reorganization, Investor Class, Institutional Class, Class A and Class C shares of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund will no longer be sold to new investors. Existing shareholders of these share classes may continue to purchase Investor Class, Institutional Class, Class A and Class C shares after this date and these share classes will continue to be eligible for exchanges from other Forward Funds after this date until the close of business on January 21, 2016.

The Reorganization is expected to occur on or about January 22, 2016 or on such later date as the officers of the Trust determine (the “Reorganization Date”). As of the close of business on the Reorganization Date, pursuant to the Reorganization Agreement, each shareholder of Investor Class, Institutional Class, Class A and Class C shares of the Forward Growth & Income Allocation Fund and/or the Forward Multi-Strategy Fund will become the owner of the number of corresponding full and fractional shares of the Forward Growth Allocation Fund, having an equal aggregate net asset value.

The Board, including all of the Independent Trustees, carefully considered the proposed Reorganization and has determined that the proposed Reorganization: (1) is in the best interests of each Fund, and (2) would not result in a dilution of the interests of shareholders in any of the Funds.

No sales load, commission or other transactional fee will be imposed as a result of the Reorganization. Subject to applicable expense limitation agreements, the expenses incurred in connection with the Reorganization will be borne by the Funds. In addition, the closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization should qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that holders of Investor Class, Institutional Class, Class A and Class C shares of each Fund should not recognize any gain or loss in connection with the proposed Reorganization.

Shareholders of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund who determine that they do not wish to become shareholders of the Forward Growth Allocation Fund may: (1) redeem their shares of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund before the Reorganization Date, or (2) exchange their shares of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund before the Reorganization Date for shares of another Forward Fund by contacting the Trust or their broker, financial intermediary or other financial institution. Please note that a redemption of shares or an exchange of shares of either the Forward Growth & Income Allocation Fund or the Forward Multi-Strategy Fund into another Forward Fund will be a taxable event and a shareholder may recognize a gain or loss in connection with that transaction.

Prior to the Reorganization Date, the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund may each sell a portion of its portfolio to prepare for the Reorganization. The proceeds of such sales may be held in temporary investments or invested in assets that the Forward Growth Allocation Fund may hold or wish to hold. During the transition period, the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund may not be pursuing their respective normal investment strategies, and stated limitations on permissible investments and investment restrictions may not apply during this transition. Furthermore, it is possible that transactions during this transition may be made at times that turn out to be disadvantageous, which could negatively impact Fund performance, could result in increased transactional costs, which are ultimately borne by shareholders, and could result in the realization of taxable gains or losses for any or all of the Funds. After the Reorganization Date, the Forward Growth Allocation Fund may also sell portfolio securities that it acquired from the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund. As a result, the Forward Growth Allocation Fund may bear transaction costs and may not be immediately fully invested in accordance with its stated investment strategies during the transition period.

Comparison of the Funds

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund and those of the Forward Growth Allocation Fund, you should refer to the Prospectuses and Statement of Additional Information for each of the Funds, which are available free upon request by calling 1-800-999-6809 and on the Forward Funds website by visiting www.forwardinvesting.com.

The Funds are each diversified series of the Trust and share the same Board of Trustees. The Funds’ fundamental investment policies (that is, those investment policies that cannot be changed without the approval of a majority of the outstanding shares of a Fund) are identical. In addition, the management fees for each of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund are identical to the management fees for the Forward Growth Allocation Fund, prior to the application of applicable expense limitation arrangements. Furthermore, each class of the Forward Growth & Income Allocation Fund and the Forward Multi-Strategy Fund pays the identical fee as its corresponding class of the Forward Growth Allocation Fund for distribution or service activities pursuant to their distribution plans adopted under Rule 12b-1 of the 1940 Act.

As noted above, effective on or about January 22, 2016, Forward Management has agreed to limit the Forward Growth Allocation Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A and Class C shares through April 30, 2017. This expense limit, in conjunction with the ongoing fee waiver, will make the Forward Growth Allocation Fund’s operating expenses lower than the operating expenses of either of the Forward Growth & Income Allocation Fund or the Forward Multi-Strategy Fund, even when taking into account the Forward Growth & Income Allocation Fund’s current management fee waiver and the Forward Multi-Strategy Fund’s current expense limit.

INVESTMENT ADVISORS AND OTHER SERVICE PROVIDERS

Forward Management serves as the investment advisor for each Fund and directly manages the assets of each Fund. The Funds also have a common distributor (Forward Securities, LLC) and a common administrator and transfer agent (ALPS Fund Services, Inc.).

ANNUAL FUND OPERATING EXPENSES

The annual fund operating expenses of each class of each Fund and estimated pro forma annual fund operating expenses after giving effect to the proposed Reorganization are shown in the tables below. The expenses of each Fund are shown as of the semi-annual period ended June 30, 2015. Pro forma expenses show estimated fund expenses of the combined fund as of June 30, 2015 after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical. The following tables of annual fund operating expenses are presented as expenses that you pay each year as a percentage of the value of your investment:

Forward Growth & Income Allocation Fund

	Investor Class	Institutional Class	Class A	Class C
Management Fee	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A	0.35%	0.75%
Other Expenses(1)	0.72%	0.47%	0.47%	0.72%
Acquired Fund Fees and Expenses(1)	1.11%	1.11%	1.11%	1.11%
Total Annual Fund Operating Expenses	2.18%	1.68%	2.03%	2.68%
Fee Waiver and/or Expense Reimbursement(2)	–0.10%	–0.10%	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.08%	1.58%	1.93%	2.58%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Forward Multi-Strategy Fund

	Investor Class	Institutional Class	Class A	Class C
Management Fee	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A	0.35%	0.75%
Other Expenses(1)	0.86%	0.61%	0.61%	0.86%
Acquired Fund Fees and Expenses(1)	1.39%	1.39%	1.39%	1.39%
Total Annual Fund Operating Expenses	2.60%	2.10%	2.45%	3.10%
Fee Waiver and/or Expense Reimbursement(2)	–0.32%	–0.32%	–0.32%	–0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.28%	1.78%	2.13%	2.78%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class, Institutional Class, Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.89%, 0.39%, 0.74% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Forward Growth Allocation Fund

	Investor Class	Institutional Class	Class A	Class C
Management Fee	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A	0.35%	0.75%
Other Expenses(1)	0.64%	0.39%	0.39%	0.64%
Acquired Fund Fees and Expenses(1)	1.12%	1.12%	1.12%	1.12%
Total Annual Fund Operating Expenses	2.11%	1.61%	1.96%	2.61%
Fee Waiver and/or Expense Reimbursement(2)	–0.10%	–0.10%	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	1.51%	1.86%	2.51%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Combined Fund Pro Forma

	Investor Class	Institutional Class	Class A	Class C
Management Fee	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A	0.35%	0.75%
Other Expenses(1)	0.51%	0.26%	0.26%	0.51%
Acquired Fund Fees and Expenses(1)	1.12%	1.12%	1.12%	1.12%
Total Annual Fund Operating Expenses	1.98%	1.48%	1.83%	2.48%
Fee Waiver and/or Expense Reimbursement(2)	–0.10%	–0.10%	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%	1.38%	1.73%	2.38%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. The Fund’s investment advisor is also contractually obligated to reimburse other expenses until April 30, 2017, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.82%, 0.32%, 0.67% and 1.32%, respectively. These expense limitation arrangements may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

INVESTMENT STRATEGIES AND RISKS

The charts below describe the similarities and differences between the Funds’ objectives, principal investment strategies and principal risks. As shown below, as of the Reorganization Date, the Funds have identical investment objectives and are “funds of funds” that primarily invest in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient (“Underlying Funds”). However, as also shown below, there are differences in the principal investment strategies and principal risks of the Funds, including:

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For the Forward Multi-Strategy Fund, the Fund typically invests a significant portion of its assets in Underlying Funds with alternative strategies, including long/short strategies and tactical strategies. In addition, Forward Management uses an asset allocation strategy to allocate among alternative strategies and more traditional strategies to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. For the Forward Growth & Income Allocation Fund, Forward Management uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Effective January 22, 2016, as shown below, for the Forward Growth Allocation Fund, Forward Management will use an asset allocation strategy designed to provide capital appreciation and some current income to investors. In addition, Forward Management will utilize a top-down approach to portfolio construction by allocating the Fund’s assets to those strategies and asset classes that strongly exhibit characteristics of valuation, total return and/or diversification. Furthermore, under normal conditions, the Fund will invest in a core allocation of alternative asset classes focusing on risk parity, advanced diversification and volatility targeting strategies.

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For the Forward Growth & Income Allocation Fund, the asset classes in which the Underlying Funds may invest include: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. For the Forward Multi-Strategy Fund, the strategies and asset classes of the Underlying Funds may include: long/short strategies, momentum strategies, tactical strategies, U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. Effective January 22, 2016, for the Forward Growth Allocation Fund, the strategies and asset classes in which the Fund may invest will be generally limited to the strategies and asset classes of the Underlying Funds. In addition, the Forward Growth Allocation Fund will no longer enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies as a part of its principal investment strategies.

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Effective January 22, 2016, as shown below, the Forward Growth Allocation Fund will be subject to a number of principal risks to which the Forward Growth & Income Allocation Fund is not currently subject. In particular, the Forward Growth Allocation Fund will be subject to Commodity Sector Risk, Currency Transactions Risk, Depositary Receipts Risk, Emerging Market and Frontier Market Securities Risk, Momentum Style Risk, Short Sales Risk, Small and Medium Capitalization Stocks Risk, Subsidiary Risk, and Tax Reform Risk; whereas, these are not currently principal risks of the Forward Growth & Income Allocation Fund. Conversely, the Forward Growth & Income Allocation Fund is currently subject to Lower-Rated Debt Securities Risk; whereas this risk will not be a principal risk of the Forward Growth Allocation Fund.

Effective January 22, 2016, as shown below, the Forward Growth Allocation Fund will be subject to a principal risk to which the Forward Multi-Strategy Fund is not currently subject. In particular, the Forward Growth Allocation Fund will be subject to Interest Rate Risk; whereas, this is not currently a principal risk of the Forward Multi-Strategy Fund. Conversely, the Forward Multi-Strategy Fund is currently subject to Portfolio Turnover Risk; whereas this risk will not be a principal risk of the Forward Growth Allocation Fund.

	Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)
Investment Objective	The Fund seeks high potential capital appreciation.	The Fund seeks high potential capital appreciation.	The Fund seeks high potential capital appreciation.
Principal Investment Strategies	The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Underlying Funds”). The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. The asset classes in which the Underlying Funds may invest include: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset	The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Underlying Funds”). The Fund will typically invest a significant portion of its assets in Underlying Funds with alternative strategies, including long/short strategies and tactical strategies. Forward Management, LLC (“Forward Management” or the “Advisor”) uses an asset allocation strategy to allocate among alternative strategies and more traditional strategies to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor believes that the use of alternative strategies provides return opportunities and hedging approaches not available in traditional strategies. The Advisor regularly monitors the asset allocation of the Fund and will modify the Underlying Fund allocations in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes and investment strategies represented by each Underlying Fund. The strategies and asset classes of the	The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Underlying Funds”). The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors. Forward Management utilizes a top-down approach to portfolio construction by allocating the Fund’s assets to those strategies and asset classes that strongly exhibit characteristics of valuation, total return and/or diversification. Under normal conditions, the Fund will invest in a core allocation of alternative asset classes focusing on risk parity, advanced diversification and volatility targeting strategies. In addition to these core alternative holdings, Forward Management will tactically modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. The strategies and asset classes in which the Fund may invest are generally

	Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)
	allocation, which is updated quarterly, is available at www.forwardinvesting.com.	Underlying Funds may include: long/short strategies, momentum strategies, tactical strategies, U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.	limited to the strategies and asset classes of the Underlying Funds. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.
Principal Risks	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

	Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.	Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.	Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

	Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.	Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.	Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

	The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also	The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also	The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also

Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)

constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.	constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.	constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Not a Principal Risk of this Fund	Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.	Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Not a Principal Risk of this Fund	Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.	Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or	Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or	Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or

Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)

“called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).	“called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).	“called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Not a Principal Risk of this Fund	Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.	Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.	Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.	Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Not a Principal Risk of this Fund	Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government	Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government

Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)

	regulation and different legal systems, and immature economic structures.	regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.	Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.	Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.	Not a Principal Risk of this Fund	Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.	Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.	Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition,	Not a Principal Risk of this Fund	Not a Principal Risk of this Fund

Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)

issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Not a Principal Risk of this Fund	Momentum Style: Investing in or having exposure to securities that exhibit momentum may be more volatile than a broad cross-section of securities. In addition, during periods when the momentum style of investing is out of favor, the Fund’s investment performance may suffer to the extent it is using a momentum strategy.	Momentum Style: Investing in or having exposure to securities that exhibit momentum may be more volatile than a broad cross-section of securities. In addition, during periods when the momentum style of investing is out of favor, the Fund’s investment performance may suffer to the extent it is using a momentum strategy.

Not a Principal Risk of this Fund	Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	Not a Principal Risk of this Fund

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible	Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible	Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible

Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)

lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.	lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.	lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Not a Principal Risk of this Fund	Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.	Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Not a Principal Risk of this Fund	Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Not a Principal Risk of this Fund	Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.	Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could	Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could	Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could

Forward Growth & Income Allocation Fund (to be effective January 22, 2016)	Forward Multi-Strategy Fund (to be effective January 22, 2016)	Forward Growth Allocation Fund (to be effective January 22, 2016)

be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.	be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.	be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Not a Principal Risk of this Fund	Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.	Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

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SUPP G&I MULTI MERGE GRWTH 11202015